Fees Summary	Dec. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,457,266.35
Previously Paid Amount	0
Total Fee Amount	615.55
Total Offset Amount	0
Net Fee	$ 615.55